UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21864

                                                     WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

                                         New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

                                 Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (866) 909-9473

Date of fiscal year end:  August 31

Date of reporting period: November 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments (unaudited)

WisdomTree Brazilian Real Fund (BZF)

November 30, 2013

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 71.5%

Treasury Bills - 71.5%
U.S. Treasury Bills
0.04%, 12/05/13*	$63,900,000	$63,899,696
0.03%, 12/19/13*	68,750,000	68,748,818
0.07%, 1/09/14*	69,750,000	69,747,618
0.09%, 1/16/14*	50,000,000	49,997,305
0.06%, 1/23/14*	60,000,000	59,997,821
0.08%, 1/30/14*	60,000,000	59,998,380

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $372,374,637)		372,389,638

REPURCHASE AGREEMENT - 32.3%

United States - 32.3%
Citigroup, Inc., tri-party repurchase agreement dated 11/29/13, 0.09% due 12/02/13; Proceeds at maturity - $168,117,169 (fully collateralized by Fannie Mae, 3.00% - 6.00% due 3/01/18 - 11/01/43, Freddie Mac, 3.00% - 5.00% due 9/15/27 - 9/01/43 and Ginnie Mae, 3.00% - 7.50% due 4/20/25 - 11/20/43; Market value - $176,242,186) (Cost: $168,115,908)	168,115,908	168,115,908

TOTAL INVESTMENTS IN SECURITIES - 103.8% (Cost: $540,490,545)(a)		540,505,546
Liabilities in Excess of Cash and Other Assets - (3.8)%		(19,704,734)

NET ASSETS - 100.0%		$520,800,812

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Chinese Yuan Fund (CYB)

November 30, 2013

Investments	Principal Amount		Value
U.S. GOVERNMENT OBLIGATIONS - 52.7%

Treasury Bills - 52.7%
U.S. Treasury Bills
0.02%, 12/05/13*	$45,000,000		$44,999,876
0.03%, 12/19/13*	20,000,000		19,999,656
0.01%, 1/09/14*	52,058,000		52,056,222

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $117,056,842)			117,055,754

TIME DEPOSITS - 18.0%

China - 18.0%
Barclays Bank PLC
1.35%, 12/20/13	60,645,150	CNH	9,965,762
Deutsche Bank AG
1.20%, 12/20/13	60,735,492	CNH	9,980,608
JPMorgan Chase & Co.
1.45%, 12/20/13	60,671,035	CNH	9,970,016
Standard Chartered Bank
1.30%, 12/20/13	60,771,830	CNH	9,986,579

TOTAL TIME DEPOSITS (Cost: $40,049,728)			39,902,965

REPURCHASE AGREEMENT - 28.2%

United States - 28.2%
Citigroup, Inc., tri-party repurchase agreement dated 11/29/13, 0.09% due 12/02/13; Proceeds at maturity - $62,649,828 (fully collateralized by Fannie Mae, 0.00% - 6.00% due 1/25/20 - 1/01/42, Freddie Mac, 0.00% - 5.00% due 9/01/21 - 9/15/43 and Ginnie Mae, 3.00% - 5.00% due 6/15/27 - 10/15/48; Market value - $65,779,415) (Cost: $62,649,358)	62,649,358		62,649,358

TOTAL INVESTMENTS IN SECURITIES - 98.9% (Cost: $219,755,929)(a)			219,608,077
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 1.1%			2,399,930

NET ASSETS - 100.0%			$222,008,007

Principal amount is reported in U.S. dollars, except for those denoted in the following currency:

CNH	-	Offshore Chinese renminbi

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Commodity Currency Fund (CCX)

November 30, 2013

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 71.4%

Treasury Bills - 71.4%
U.S. Treasury Bills
0.02%, 12/05/13*	$7,500,000	$7,499,979
0.01%, 1/09/14*	3,950,000	3,949,865

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $11,449,927)		11,449,844

REPURCHASE AGREEMENT - 28.1%

United States - 28.1%
Citigroup, Inc., tri-party repurchase agreement dated 11/29/13, 0.09% due 12/02/13; Proceeds at maturity - $4,501,083 (fully collateralized by Fannie Mae, 0.00% - 5.78% due 2/01/26 - 8/01/42, Freddie Mac, 0.00% - 5.00% due 8/01/35 - 9/15/43 and Ginnie Mae, 5.00% - 5.50% due 3/20/38 - 7/20/40; Market value - $4,645,132) (Cost: $4,501,050)	4,501,050	4,501,050

TOTAL INVESTMENTS IN SECURITIES - 99.5% (Cost: $15,950,977)(a)		15,950,894
Cash and Other Assets in Excess of Liabilities - 0.5%		77,797

NET ASSETS - 100.0%		$16,028,691

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Currency Fund (CEW)

November 30, 2013

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 73.5%

Treasury Bills - 73.5%
U.S. Treasury Bills
0.02%, 12/05/13*	$61,274,000	$61,273,830
0.03%, 12/19/13*	25,000,000	24,999,570
0.01%, 1/09/14*	51,012,000	51,010,258

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $137,284,739)		137,283,658

REPURCHASE AGREEMENT - 26.1%

United States - 26.1%
Citigroup, Inc., tri-party repurchase agreement dated 11/29/13, 0.09% due 12/02/13; Proceeds at maturity - $48,752,817 (fully collateralized by Fannie Mae, 2.50% - 5.50% due 8/01/27 - 11/01/43, Freddie Mac, 0.00% - 5.00% due 12/01/27 - 9/15/43 and Ginnie Mae, 2.65% - 5.50% due 5/15/25 - 6/15/48; Market value - $51,188,563) (Cost: $48,752,452)	48,752,452	48,752,452

TOTAL INVESTMENTS IN SECURITIES - 99.6% (Cost: $186,037,191)(a)		186,036,110
Cash and Other Assets in Excess of Liabilities - 0.4%		813,815

NET ASSETS - 100.0%		$186,849,925

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Indian Rupee Fund (ICN)

November 30, 2013

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 77.1%

Treasury Bills - 77.1%
U.S. Treasury Bills
0.02%, 12/05/13*	$12,850,000	$12,849,964
0.03%, 12/19/13*	4,000,000	3,999,931
0.01%, 1/09/14*	5,873,000	5,872,800

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $22,722,824)		22,722,695

REPURCHASE AGREEMENT - 21.6%

United States - 21.6%
Citigroup, Inc., tri-party repurchase agreement dated 11/29/13, 0.09% due 12/02/13; Proceeds at maturity - $6,366,204 (fully collateralized by Fannie Mae, 0.00% - 6.00% due 8/01/18 - 11/01/39, Freddie Mac, 2.50% - 4.50% due 6/01/28 - 9/01/43 and Ginnie Mae, 2.65% - 8.00% due 8/20/26 - 6/15/48; Market value - $6,678,942) (Cost: $6,366,156)	6,366,156	6,366,156

TOTAL INVESTMENTS IN SECURITIES - 98.7% (Cost: $29,088,980)(a)		29,088,851
Cash and Other Assets in Excess of Liabilities - 1.3%		381,048

NET ASSETS - 100.0%		$29,469,899

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Asia Local Debt Fund (ALD)

November 30, 2013

Investments	Principal Amount		Value
FOREIGN GOVERNMENT AGENCIES - 7.7%

Australia - 7.1%
New South Wales Treasury Corp.
6.00%, 4/01/16, Series 16	11,080,000	AUD	$10,796,082
Queensland Treasury Corp.
6.00%, 7/21/22, Series 22	13,320,000	AUD	13,254,427
Western Australian Treasury Corp.
7.00%, 4/15/15, Series 15	14,116,000	AUD	13,618,927

Total Australia			37,669,436

New Zealand - 0.6%
Queensland Treasury Corp.
7.13%, 9/18/17	3,820,000	NZD	3,392,390

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $45,942,859)			41,061,826

FOREIGN GOVERNMENT OBLIGATIONS - 65.2%

Australia - 1.3%
Australian Government Bond
6.25%, 4/15/15, Series 119	3,266,000	AUD	3,132,757
4.25%, 7/21/17, Series 135	489,000	AUD	463,375
Eurofima
5.63%, 10/24/16	3,270,000	AUD	3,158,719

Total Australia			6,754,851

China - 4.7%
China Government Bond
1.80%, 12/01/15	27,000,000	CNY	4,383,368
1.40%, 8/18/16	18,000,000	CNY	2,868,639
2.48%, 12/01/20	33,500,000	CNY	5,181,323
2.36%, 8/18/21	35,000,000	CNY	5,330,840
3.10%, 6/29/22	27,000,000	CNY	4,254,583
3.48%, 6/29/27	18,000,000	CNY	2,762,985

Total China			24,781,738

Hong Kong - 4.8%
Hong Kong Government Bond
1.69%, 12/22/14	46,000,000	HKD	6,027,002
1.65%, 6/15/15	106,550,000	HKD	14,042,448
1.51%, 2/24/27	45,700,000	HKD	5,382,121

Total Hong Kong			25,451,571

Indonesia - 4.8%
Indonesia Government
11.25%, 5/15/14, Series FR51	45,196,000,000	IDR	3,852,449
7.38%, 9/15/16, Series FR55	139,387,000,000	IDR	11,448,086
5.25%, 5/15/18, Series FR66	39,935,000,000	IDR	2,973,411
12.80%, 6/15/21, Series FR34	44,422,000,000	IDR	4,560,755
7.00%, 5/15/22, Series FR61	36,135,000,000	IDR	2,731,157

Total Indonesia			25,565,858

Malaysia - 11.9%
Malaysia Government
3.43%, 8/15/14, Series 0211	23,360,000	MYR	7,269,396
3.84%, 8/12/15, Series 0110	64,050,000	MYR	20,118,715
4.01%, 9/15/17, Series 0210	49,856,000	MYR	15,737,650
3.26%, 3/01/18, Series 0213	60,333,000	MYR	18,460,569
4.38%, 11/29/19, Series 0902	4,614,000	MYR	1,454,207

Total Malaysia			63,040,537

New Zealand - 4.1%
New Zealand Government Bond
6.00%, 4/15/15, Series 415	14,305,000	NZD	12,123,706
6.00%, 12/15/17, Series 1217	10,545,000	NZD	9,242,038

Total New Zealand			21,365,744

Philippines - 5.5%
Republic of Philippines
4.95%, 1/15/21	706,000,000	PHP	17,026,575
3.90%, 11/26/22	300,000,000	PHP	6,706,773
6.25%, 1/14/36	215,000,000	PHP	5,340,300

Total Philippines			29,073,648

Singapore - 4.8%
Singapore Government Bond
2.25%, 6/01/21	16,845,000	SGD	13,627,035
3.00%, 9/01/24	14,089,000	SGD	11,624,594

Total Singapore			25,251,629

South Korea - 11.8%
Korea Treasury Bond
4.50%, 3/10/15, Series 1503	16,707,020,000	KRW	16,126,797
4.00%, 9/10/15, Series 1509	14,000,000,000	KRW	13,487,015
2.75%, 9/10/17, Series 1709	22,778,560,000	KRW	21,158,146
4.25%, 6/10/21, Series 2106	11,854,100,000	KRW	11,720,807

Total South Korea			62,492,765

Thailand - 11.5%
Thailand Government Bond
5.25%, 5/12/14	367,646,000	THB	11,594,989
3.13%, 12/11/15	228,259,000	THB	7,169,821
4.13%, 11/18/16	214,690,000	THB	6,907,214
3.25%, 6/16/17	307,421,000	THB	9,631,363
2.80%, 10/10/17	463,685,000	THB	14,265,483
3.63%, 6/16/23	368,316,000	THB	11,096,406

Total Thailand			60,665,276

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $371,888,334)			344,443,617

SUPRANATIONAL BONDS - 12.6%

Australia - 3.0%
Asian Development Bank
5.50%, 2/15/16	6,540,000	AUD	6,289,480
International Finance Corp.
5.75%, 6/24/14	5,206,000	AUD	4,836,608
Nordic Investment Bank
6.00%, 4/06/15	4,900,000	AUD	4,659,847

Total Australia			15,785,935

China - 0.6%
Asian Development Bank
2.85%, 10/21/20	14,500,000	CNY	2,339,477
International Finance Corp.
1.80%, 1/27/16	5,000,000	CNY	807,175

Total China			3,146,652

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Asia Local Debt Fund (ALD)

November 30, 2013

Investments	Principal Amount		Value
Hong Kong - 1.0%
Council of Europe Development Bank
2.28%, 12/01/14	39,000,000	HKD	$5,099,245

India - 6.0%
European Bank for Reconstruction & Development
5.25%, 6/06/14	286,450,000	INR	4,480,337
5.00%, 5/28/15	340,000,000	INR	5,186,782
Inter-American Development Bank
5.00%, 7/24/15	574,550,000	INR	8,766,737
4.75%, 10/25/15	368,200,000	INR	5,553,050
International Finance Corp.
7.75%, 12/03/16	465,000,000	INR	7,443,423

Total India			31,430,329

Indonesia - 0.6%
Export-Import Bank of Korea
8.40%, 7/06/16	42,000,000,000	IDR	3,373,482

New Zealand - 1.0%
Inter-American Development Bank
6.25%, 6/22/16(a)	1,616,000	NZD	1,385,649
International Bank for Reconstruction & Development
5.38%, 12/15/14	4,840,000	NZD	4,033,252

Total New Zealand			5,418,901

Taiwan - 0.4%
Export-Import Bank of Korea
0.70%, 7/01/16	69,000,000	TWD	2,331,670

TOTAL SUPRANATIONAL BONDS (Cost: $72,683,235)			66,586,214

REPURCHASE AGREEMENT - 9.2%

United States - 9.2%
Citigroup, Inc., tri-party repurchase agreement dated 11/29/13, 0.09% due 12/02/13; Proceeds at maturity - $48,590,312 (fully collateralized by Fannie Mae, 0.00% - 5.00% due 5/01/26 - 10/01/42; Freddie Mac, 0.00% - 6.00% due 4/01/28 - 9/15/43 and Ginnie Mae, 2.70% - 5.50% due 9/15/36 - 6/15/48; Market value - $51,000,613) (Cost: $48,589,947)	48,589,947		48,589,947

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%

United States - 0.2%
Dreyfus Institutional Preferred Money Market Fund, 0.06%(b) (Cost: $947,500)(c)	947,500		947,500

TOTAL INVESTMENTS IN SECURITIES - 94.9% (Cost: $540,051,875)(d)			501,629,104
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 5.1%			26,737,183

NET ASSETS - 100.0%			$528,366,287

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

AUD	-	Australian dollar
CNY	-	Chinese yuan
HKD	-	Hong Kong dollar
IDR	-	Indonesian rupiah
INR	-	Indian rupee
KRW	-	South Korean won
MYR	-	Malaysian ringgit
NZD	-	New Zealand dollar
PHP	-	Philippines peso
SGD	-	Singapore dollar
THB	-	Thai baht
TWD	-	Taiwan new dollar

(a)	Security, or portion thereof, was on loan at November 30, 2013 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of November 30, 2013.
(c)	At November 30, 2013, the total market value of the Fund’s securities on loan was $873,736 and the total market value of the collateral held by the Fund was $947,500.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

November 30, 2013

Investments	Principal Amount		Value
FOREIGN GOVERNMENT AGENCIES - 38.2%

Australia - 38.2%
Australian Capital Territory
5.50%, 6/07/18	850,000	AUD	$835,001
Export Development Canada
5.25%, 8/10/15	2,341,000	AUD	2,221,859
New South Wales Treasury Corp.
5.50%, 3/01/17, Series 17	489,000	AUD	477,741
6.00%, 2/01/18, Series 18	1,121,600	AUD	1,120,312
6.00%, 5/01/20, Series 520	240,000	AUD	241,875
Northern Territory Treasury Corp.
5.75%, 7/14/14	500,000	AUD	465,404
6.25%, 10/20/15	500,000	AUD	484,433
4.75%, 9/20/18	900,000	AUD	857,824
Queensland Treasury Corp.
6.00%, 4/21/16, Series 16	454,000	AUD	442,460
6.00%, 9/14/17, Series 17	1,496,000	AUD	1,491,713
South Australian Government Financing Authority
5.75%, 4/20/15, Series 15	532,000	AUD	505,416
5.75%, 9/20/17, Series 17	1,575,000	AUD	1,550,742
Tasmanian Public Finance
5.50%, 6/23/14, Series 14	377,000	AUD	349,967
6.50%, 4/15/15, Series 15	1,528,000	AUD	1,465,000
Treasury Corp. of Victoria
5.50%, 11/15/18, Series 1118	1,534,000	AUD	1,512,213
5.50%, 12/17/24, Series 1224	300,000	AUD	290,783
Western Australian Treasury Corp.
7.00%, 4/15/15, Series 15	745,000	AUD	718,766
6.00%, 10/16/23, Series 23	937,800	AUD	928,640

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $17,999,008)			15,960,149

FOREIGN GOVERNMENT OBLIGATIONS - 33.0%

Australia - 21.4%
Australian Government Bond
4.25%, 7/21/17, Series 135	336,000	AUD	318,393
5.50%, 1/21/18, Series 132	1,308,000	AUD	1,297,555
5.25%, 3/15/19, Series 122	1,386,000	AUD	1,372,981
4.50%, 4/15/20, Series 126	1,325,000	AUD	1,263,967
5.75%, 5/15/21, Series 124	1,234,000	AUD	1,261,407
5.75%, 7/15/22, Series 128	600,000	AUD	615,370
5.50%, 4/21/23, Series 133	1,960,000	AUD	1,981,078
4.75%, 4/21/27, Series 136	900,000	AUD	845,508

Total Australia			8,956,259

New Zealand - 11.6%
New Zealand Government Bond
6.00%, 4/15/15, Series 415	154,000	NZD	130,517
6.00%, 12/15/17, Series 1217	1,394,000	NZD	1,221,754
5.00%, 3/15/19, Series 319	1,135,000	NZD	958,059
6.00%, 5/15/21, Series 521	1,365,000	NZD	1,212,657
5.50%, 4/15/23, Series 423	1,555,000	NZD	1,338,809

Total New Zealand			4,861,796

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $15,621,082)			13,818,055

SUPRANATIONAL BONDS - 27.4%

Australia - 27.2%
Asian Development Bank
6.00%, 1/20/15	155,000	AUD	146,815
5.50%, 2/15/16	280,000	AUD	269,274
6.00%, 2/22/18	1,170,000	AUD	1,163,989
6.25%, 3/05/20	300,000	AUD	302,761
Council of Europe Development Bank
5.75%, 9/16/14	324,000	AUD	302,753
5.63%, 12/14/15	178,000	AUD	170,435
European Investment Bank
5.38%, 5/20/14	436,000	AUD	403,211
6.13%, 1/23/17	1,077,000	AUD	1,062,664
Inter-American Development Bank
6.00%, 5/25/16	1,497,000	AUD	1,460,307
6.50%, 8/20/19	462,000	AUD	472,119
International Bank For Reconstruction & Development
5.50%, 10/21/14	340,000	AUD	318,244
International Finance Corp.
5.75%, 3/16/15	880,000	AUD	834,309
5.75%, 7/28/20	671,000	AUD	659,741
KFW
5.75%, 5/13/15	638,000	AUD	607,448
6.25%, 12/04/19	952,000	AUD	956,801
Landwirtschaftliche Rentenbank
6.50%, 4/12/17	312,000	AUD	311,250
Nordic Investment Bank
6.00%, 8/20/14	202,000	AUD	188,755
6.00%, 4/06/15	1,810,000	AUD	1,721,291

Total Australia			11,352,167

New Zealand - 0.2%
KFW
6.38%, 2/17/15	94,000	NZD	79,206

TOTAL SUPRANATIONAL BONDS (Cost: $12,933,673)			11,431,373

TOTAL INVESTMENTS IN SECURITIES - 98.6% (Cost: $46,553,763)(a)			41,209,577
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 1.4%			598,410

NET ASSETS - 100.0%			$41,807,987

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

AUD	-	Australian dollar
NZD	-	New Zealand dollar

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

November 30, 2013

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS - 94.4%

Brazil - 22.2%
Braskem Finance Ltd.
5.75%, 4/15/21	$3,703,000	$3,682,171
Centrais Eletricas Brasileiras S.A.
5.75%, 10/27/21	4,544,000	4,441,760
CSN Resources S.A.
6.50%, 7/21/20(a)	2,004,000	2,014,020
Fibria Overseas Finance Ltd.
7.50%, 5/04/20	345,000	380,362
6.75%, 3/03/21	1,200,000	1,314,000
Odebrecht Finance Ltd.
4.38%, 4/25/25(b)	3,200,000	2,776,000
Oi S.A.
5.75%, 2/10/22	951,000	866,599
Petrobras International Finance Co.
5.38%, 1/27/21	3,757,000	3,764,396
Vale Overseas Ltd.
4.38%, 1/11/22	5,939,000	5,728,211

Total Brazil		24,967,519

China - 0.9%
MCE Finance Ltd.
5.00%, 2/15/21(b)	1,100,000	1,069,750

Colombia - 4.9%
Ecopetrol S.A.
7.63%, 7/23/19	2,650,000	3,133,625
Pacific Rubiales Energy Corp.
5.38%, 1/26/19(b)	2,360,000	2,360,000

Total Colombia		5,493,625

Hong Kong - 3.6%
Hutchison Whampoa International 11 Ltd.
4.63%, 1/13/22	1,565,000	1,617,936
Noble Group Ltd.
6.75%, 1/29/20	2,253,000	2,382,548

Total Hong Kong		4,000,484

India - 3.1%
Vedanta Resources PLC
8.25%, 6/07/21	3,488,000	3,514,160

Indonesia - 3.1%
PT Pertamina (Persero)
5.25%, 5/23/21	3,625,000	3,509,453

Jamaica - 4.1%
Digicel Group Ltd.
8.25%, 9/30/20	4,360,000	4,567,100

Kazakhstan - 2.9%
KazMunayGaz National Co.
6.38%, 4/09/21	2,967,000	3,226,613

Mexico - 11.7%
Cemex SAB de CV
6.50%, 12/10/19(b)	1,200,000	1,216,500
7.25%, 1/15/21(b)	2,010,000	2,047,687
Grupo Bimbo SAB de CV
4.50%, 1/25/22	2,668,000	2,678,665
Mexichem SAB de CV
4.88%, 9/19/22	3,900,000	3,763,500
Southern Copper Corp.
5.25%, 11/08/42	4,180,000	3,381,263

Total Mexico		13,087,615

Peru - 1.8%
Volcan Cia Minera S.A.A.
5.38%, 2/02/22	2,106,000	1,979,640

Qatar - 2.8%
Qtel International Finance Ltd.
4.75%, 2/16/21(a)	2,956,000	3,129,665

Russia - 29.0%
Alliance Oil Co. Ltd.
7.00%, 5/04/20(b)	800,000	788,000
EDC Finance Ltd.
4.88%, 4/17/20(b)	1,000,000	977,500
4.88%, 4/17/20	1,010,000	987,275
EuroChem Mineral & Chemical Co. OJSC
5.13%, 12/12/17(a)	3,000,000	3,037,500
Evraz Group S.A.
6.75%, 4/27/18(a)	3,351,000	3,355,189
Gazprom OAO Via Gaz Capital S.A.
4.95%, 5/23/16(a)	3,271,000	3,477,482
LUKOIL International Finance B.V.
6.13%, 11/09/20(a)	3,373,000	3,672,354
Rosneft Oil Co. Via Rosneft International Finance Ltd.
3.15%, 3/06/17(a)	3,280,000	3,329,200
Severstal OAO Via Steel Capital S.A.
6.70%, 10/25/17(a)	1,418,000	1,526,122
5.90%, 10/17/22(a)	677,000	656,690
Sibur Securities Ltd.
3.91%, 1/31/18	3,000,000	2,917,500
TNK-BP Finance S.A.
7.25%, 2/02/20	2,918,000	3,293,692
VimpelCom Holdings B.V.
7.50%, 3/01/22	4,352,000	4,553,280

Total Russia		32,571,784

South Africa - 2.1%
AngloGold Ashanti Holdings PLC
8.50%, 7/30/20(a)	2,200,000	2,308,625

Venezuela - 2.2%
Petroleos de Venezuela S.A.
8.50%, 11/02/17	3,068,200	2,450,725

TOTAL FOREIGN CORPORATE BONDS (Cost: $110,663,845)		105,876,758

FOREIGN GOVERNMENT AGENCIES - 3.3%

United Arab Emirates - 3.3%
MDC-GMTM B.V.
5.50%, 4/20/21
(Cost: $3,619,598)	3,256,000	3,641,836

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 15.8%

United States - 15.8%
Dreyfus Institutional Preferred Money Market Fund, 0.06%(c) (Cost: $17,760,235)(d)	17,760,235	17,760,235

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

November 30, 2013

Investments	Value
TOTAL INVESTMENTS IN SECURITIES - 113.5% (Cost: $132,043,678)(e)	$127,278,829
Liabilities in Excess of Cash and Other Assets - (13.5)%	(15,094,051)

NET ASSETS - 100.0%	$112,184,778

(a)	Security, or portion thereof, was on loan at November 30, 2013.
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of November 30, 2013.
(d)	At November 30, 2013, the total market value of the Fund’s securities on loan was $17,351,214 and the total market value of the collateral held by the Fund was $17,760,235.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

November 30, 2013

Investments	Principal Amount		Value
FOREIGN GOVERNMENT OBLIGATIONS - 86.6%

Brazil - 9.3%
Federal Republic of Brazil
12.50%, 1/05/16(a)	5,199,000	BRL	$2,350,775
12.50%, 1/05/22(a)	7,659,000	BRL	3,725,690
10.25%, 1/10/28	5,923,000	BRL	2,500,441
Letra Tesouro Nacional
9.69%, 1/01/15(b)	38,595,000	BRL	14,799,390
10.96%, 1/01/16(b)	70,000,000	BRL	23,759,769
9.86%, 7/01/16(b)	41,391,000	BRL	13,219,238
11.02%, 1/01/17(b)	46,000,000	BRL	13,822,337
Nota do Tesouro Nacional
10.00%, 1/01/17	25,422,000	BRL	10,296,094
10.00%, 1/01/21	44,935,000	BRL	16,956,526
10.00%, 1/01/23	40,296,000	BRL	14,780,867

Total Brazil			116,211,127

Chile - 3.5%
Bonos del Banco Central de Chile en Pesos
6.00%, 1/01/17	4,355,000,000	CLP	8,523,928
6.00%, 3/01/23	1,525,000,000	CLP	3,120,549
Republic of Chile
6.00%, 3/01/18	1,270,000,000	CLP	2,522,416
5.50%, 8/05/20	15,241,500,000	CLP	29,509,210

Total Chile			43,676,103

China - 3.3%
China Government Bond
2.38%, 7/19/14	6,610,000	CNY	1,089,488
1.80%, 12/01/15	40,500,000	CNY	6,575,051
1.40%, 8/18/16	38,000,000	CNY	6,056,015
2.56%, 6/29/17	61,000,000	CNY	9,947,601
2.48%, 12/01/20	28,500,000	CNY	4,407,992
2.36%, 8/18/21	54,500,000	CNY	8,300,880
3.10%, 6/29/22	31,500,000	CNY	4,963,680

Total China			41,340,707

Colombia - 3.4%
Republic of Colombia
12.00%, 10/22/15	29,182,000,000	COP	17,091,192
7.75%, 4/14/21	34,110,000,000	COP	19,697,523
4.38%, 3/21/23	52,000,000	COP	24,052
9.85%, 6/28/27	9,036,000,000	COP	5,893,491

Total Colombia			42,706,258

Indonesia - 6.5%
Indonesia Government
11.00%, 10/15/14, Series FR26	69,589,000,000	IDR	5,999,889
9.50%, 6/15/15, Series FR27	118,061,000,000	IDR	10,139,508
10.75%, 5/15/16, Series FR30	49,065,000,000	IDR	4,350,147
7.38%, 9/15/16, Series FR55	131,142,000,000	IDR	10,770,910
10.00%, 7/15/17, Series FR28	50,000,000,000	IDR	4,438,792
11.00%, 11/15/20, Series FR31	112,750,000,000	IDR	10,763,678
8.25%, 7/15/21, Series FR53	103,330,000,000	IDR	8,495,648
7.00%, 5/15/22, Series FR61	40,547,000,000	IDR	3,064,624
8.38%, 9/15/26, Series FR56	158,272,000,000	IDR	12,593,569
8.25%, 6/15/32, Series FR58	126,909,000,000	IDR	9,715,050

Total Indonesia			80,331,815

Malaysia - 9.7%
Malaysia Government
3.43%, 8/15/14, Series 0211	32,380,000	MYR	10,076,329
3.84%, 8/12/15, Series 0110	56,422,000	MYR	17,722,688
3.81%, 2/15/17, Series 0207	23,326,000	MYR	7,351,786
4.01%, 9/15/17, Series 0210	38,808,000	MYR	12,250,215
3.31%, 10/31/17, Series 0512	21,468,000	MYR	6,603,678
4.38%, 11/29/19, Series 0902	79,595,000	MYR	25,086,181
3.42%, 8/15/22, Series 0112	79,151,000	MYR	23,122,431
4.39%, 4/15/26, Series 0311	58,070,000	MYR	18,159,388

Total Malaysia			120,372,696

Mexico - 7.4%
Mexican Bonos Desarr
9.50%, 12/18/14, Series MI10	104,907,000	MXN	8,490,392
8.00%, 12/17/15, Series M10	110,000,000	MXN	9,066,426
7.75%, 12/14/17, Series M10	163,762,000	MXN	13,911,425
8.50%, 12/13/18, Series M10	71,388,000	MXN	6,278,946
6.50%, 6/10/21, Series M	187,527,000	MXN	14,976,672
7.50%, 6/03/27, Series M 20	60,000,000	MXN	4,916,591
7.75%, 5/29/31, Series M	249,563,000	MXN	19,922,493
10.00%, 11/20/36, Series M 30	40,000,000	MXN	3,862,363
8.50%, 11/18/38, Series M 30	125,000,000	MXN	10,540,532

Total Mexico			91,965,840

Peru - 3.6%
Republic of Peru
9.91%, 5/05/15	9,052,000	PEN	3,511,911
8.60%, 8/12/17	23,325,000	PEN	9,605,587
7.84%, 8/12/20	35,741,000	PEN	14,703,374
8.20%, 8/12/26	9,419,000	PEN	4,038,083
6.95%, 8/12/31	19,481,000	PEN	7,142,917
6.90%, 8/12/37	16,279,000	PEN	5,888,100

Total Peru			44,889,972

Philippines - 3.3%
Republic of Philippines
7.88%, 2/19/19, Series 1048	160,400,000	PHP	4,570,464
4.95%, 1/15/21	851,000,000	PHP	20,523,534
3.90%, 11/26/22	167,000,000	PHP	3,733,437
6.25%, 1/14/36	54,000,000	PHP	1,341,285
7.63%, 9/29/36, Series 25-9	322,950,000	PHP	10,506,156

Total Philippines			40,674,876

Poland - 4.5%
Poland Government Bond
5.75%, 4/25/14, Series 0414	52,354,000	PLN	17,181,928
4.75%, 4/25/17, Series 0417	43,333,000	PLN	14,652,018
5.50%, 10/25/19, Series 1019	34,868,000	PLN	12,195,185
5.25%, 10/25/20, Series 1020	16,901,000	PLN	5,827,240
5.75%, 9/23/22, Series 0922	15,632,000	PLN	5,551,747

Total Poland			55,408,118

Romania - 3.5%
Romania Government Bond
5.80%, 10/26/15, Series 3YR	44,190,000	RON	14,147,614
5.75%, 1/27/16, Series 4YR	45,310,000	RON	14,486,146
5.90%, 7/26/17, Series 5Y	45,760,000	RON	14,764,949

Total Romania			43,398,709

Russia - 6.8%
Russian Agricultural Bank OJSC Via
RSHB Capital SA
8.70%, 3/17/16	395,300,000	RUB	11,973,664
Russian Foreign Bond
7.85%, 3/10/18	255,000,000	RUB	7,935,953
Russian Government Bond - OFZ
6.88%, 7/15/15, Series 5075	65,620,000	RUB	2,002,512
7.35%, 1/20/16, Series 5077	586,650,000	RUB	18,049,603
6.80%, 12/11/19, Series 6210	466,760,000	RUB	13,616,151
7.60%, 7/20/22, Series 6209	422,790,000	RUB	12,857,461
8.15%, 2/03/27, Series 6207	130,000,000	RUB	4,020,236

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

November 30, 2013

Investments	Principal Amount		Value
Russian Railways Via Rzd Capital PLC
8.30%, 4/02/19	457,800,000	RUB	$13,884,231

Total Russia			84,339,811

South Africa - 4.0%
Republic of South Africa
8.25%, 9/15/17, Series R203	112,571,000	ZAR	11,530,772
7.25%, 1/15/20, Series R207	113,852,000	ZAR	11,035,823
10.50%, 12/21/26, Series R186	94,644,000	ZAR	10,914,834
7.00%, 2/28/31, Series R213	80,000,000	ZAR	6,562,140
6.25%, 3/31/36, Series R209	143,138,600	ZAR	10,314,658

Total South Africa			50,358,227

South Korea - 4.4%
Korea Treasury Bond
4.50%, 3/10/15, Series 1503	19,362,040,000	KRW	18,689,610
2.75%, 9/10/17, Series 1709	16,762,600,000	KRW	15,570,148
5.00%, 6/10/20, Series 2006	2,812,280,000	KRW	2,889,989
3.75%, 6/10/22, Series 2206	18,500,000,000	KRW	17,676,284

Total South Korea			54,826,031

Thailand - 6.6%
Thailand Government Bond
3.13%, 12/11/15	404,196,000	THB	12,696,160
4.13%, 11/18/16	381,920,000	THB	12,287,500
2.80%, 10/10/17	352,366,000	THB	10,840,703
5.13%, 3/13/18	445,205,000	THB	14,850,519
3.88%, 6/13/19	150,000,000	THB	4,766,655
3.65%, 12/17/21	424,298,000	THB	13,031,300
3.63%, 6/16/23	200,000,000	THB	6,025,481
3.58%, 12/17/27	249,446,000	THB	7,256,043

Total Thailand			81,754,361

Turkey - 6.8%
Turkey Government Bond
10.00%, 6/17/15	58,710,000	TRY	29,575,288
9.00%, 1/27/16	46,388,000	TRY	23,080,836
10.50%, 1/15/20	32,004,000	TRY	16,954,344
9.50%, 1/12/22	29,687,000	TRY	14,962,242

Total Turkey			84,572,710

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $1,229,841,638)			1,076,827,361

SUPRANATIONAL BONDS - 7.3%

Mexico - 2.2%
Inter-American Development Bank
8.00%, 1/26/16	16,101,000	MXN	1,349,517
7.50%, 12/05/24	40,687,000	MXN	3,435,360
International Bank for Reconstruction & Development
4.63%, 11/17/15	69,711,000	MXN	5,475,269
7.50%, 3/05/20	50,357,000	MXN	4,385,185
International Finance Corp.
6.00%, 1/28/16	156,390,000	MXN	12,579,228

Total Mexico			27,224,559

Russia - 2.8%
European Bank for Reconstruction & Development
6.50%, 2/09/15	59,610,000	RUB	1,818,025
6.75%, 5/12/17	372,700,000	RUB	11,327,415
European Investment Bank
6.50%, 12/15/15	348,700,000	RUB	10,573,215
6.50%, 9/30/16	128,300,000	RUB	3,886,991
6.75%, 6/13/17	115,470,000	RUB	3,510,063
International Bank for Reconstruction & Development
6.25%, 7/10/14	40,000,000	RUB	1,207,310
5.25%, 11/24/14	41,550,000	RUB	1,246,406
International Finance Corp.
5.75%, 2/24/15	40,800,000	RUB	1,226,054

Total Russia			34,795,479

South Africa - 2.3%
European Investment Bank
7.50%, 6/01/16(a)	191,055,000	ZAR	19,264,410
9.00%, 12/21/18(a)	60,335,000	ZAR	6,339,194
6.00%, 10/21/19	8,785,000	ZAR	796,535
International Bank for Reconstruction & Development
8.75%, 3/01/17	17,781,000	ZAR	1,838,613

Total South Africa			28,238,752

TOTAL SUPRANATIONAL BONDS (Cost: $96,389,738)			90,258,790

REPURCHASE AGREEMENT - 1.5%

United States - 1.5%
Citigroup, Inc., tri-party repurchase agreement dated 11/29/13, 0.09% due 12/02/13; Proceeds at maturity - $19,002,857 (fully collateralized by Fannie Mae, 0.00% - 4.00% due 2/01/26 - 11/01/39, Freddie Mac, 3.50% - 4.50% due 11/01/28 - 8/01/41 and Ginnie Mae, 2.65% - 5.50% due 6/20/38 - 6/15/48; Market value - $19,952,573) (Cost: $19,002,715)	19,002,715		19,002,715

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.2%

United States - 1.2%
Dreyfus Institutional Preferred Money Market Fund, 0.06%(c) (Cost: $15,192,804)(d)	15,192,804		15,192,804

TOTAL INVESTMENTS IN SECURITIES - 96.6% (Cost: $1,360,426,895)(e)			1,201,281,670
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 3.4%			42,243,152

NET ASSETS - 100.0%			$1,243,524,822

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

BRL	-	Brazilian real
CLP	-	Chilean peso
CNY	-	Chinese yuan
COP	-	Colombian peso
IDR	-	Indonesian rupiah
KRW	-	South Korean won
MXN	-	Mexican peso
MYR	-	Malaysian ringgit
PEN	-	Peruvian nuevo sol
PHP	-	Philippines peso
PLN	-	Polish zloty
RON	-	Romanian leu

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Local Debt Fund (ELD)

November 30, 2013

RUB	-	Russian ruble
THB	-	Thai baht
TRY	-	Turkish new lira
ZAR	-	South African rand

(a)	Security, or portion thereof, was on loan at November 30, 2013.
(b)	Represents a zero coupon bond. Rate shown reflects the effective yield as of November 30, 2013.
(c)	Rate shown represents annualized 7-day yield as of November 30, 2013.
(d)	At November 30, 2013, the total market value of the Fund’s securities on loan was $13,514,025 and the total market value of the collateral held by the Fund was $15,192,804.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Euro Debt Fund (EU)

November 30, 2013

Investments	Principal Amount		Value
FOREIGN GOVERNMENT AGENCIES - 4.8%

Luxembourg - 4.8%
European Financial Stability Facility
2.75%, 7/18/16	105,000	EUR	$151,968
3.38%, 7/05/21	45,000	EUR	68,626

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $207,591)			220,594

FOREIGN GOVERNMENT OBLIGATIONS - 65.4%

Austria - 4.7%
Republic of Austria
3.50%, 7/15/15	30,000	EUR	43,084
4.65%, 1/15/18, Series 2	45,000	EUR	71,104
3.90%, 7/15/20	65,000	EUR	102,707

Total Austria			216,895

Belgium - 10.2%
Belgium Kingdom
3.50%, 6/28/17, Series 63	50,000	EUR	74,883
3.75%, 9/28/20, Series 58	115,000	EUR	178,269
European Union
3.38%, 5/10/19	140,000	EUR	214,949

Total Belgium			468,101

Denmark - 4.1%
Kingdom of Denmark
1.75%, 10/05/15	70,000	EUR	98,083
2.75%, 3/16/16	65,000	EUR	93,667

Total Denmark			191,750

Finland - 3.9%
Finnish Government Bond
3.50%, 4/15/21	70,000	EUR	108,599
4.00%, 7/04/25	45,000	EUR	72,585

Total Finland			181,184

France - 13.5%
France Government Bond OAT
4.00%, 4/25/18	65,000	EUR	100,757
4.25%, 4/25/19	150,000	EUR	238,143
3.50%, 4/25/20	185,000	EUR	285,382

Total France			624,282

Germany - 10.7%
Bundesrepublik Deutschland
3.25%, 7/04/21	80,000	EUR	124,897
4.75%, 7/04/28, Series 98	176,000	EUR	313,344
2.50%, 7/04/44	40,000	EUR	53,089

Total Germany			491,330

Luxembourg - 4.4%
Luxembourg Government Bond
3.75%, 12/04/13	35,000	EUR	47,671
3.38%, 5/18/20	100,000	EUR	153,418

Total Luxembourg			201,089

Netherlands - 9.7%
Netherlands Government Bond
4.50%, 7/15/17	70,000	EUR	108,645
4.00%, 7/15/18	60,000	EUR	93,405
3.50%, 7/15/20	55,000	EUR	85,197
5.50%, 1/15/28	85,000	EUR	157,757

Total Netherlands			445,004

Sweden - 4.2%
Kingdom of Sweden
3.13%, 5/07/14	70,000	EUR	96,533
0.63%, 2/20/15	70,000	EUR	95,948

Total Sweden			192,481

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $2,837,775)			3,012,116

SUPRANATIONAL BONDS - 26.9%

Finland - 4.6%
Nordic Investment Bank
3.00%, 4/08/14	155,000	EUR	213,161

France - 4.7%
Council of Europe Development Bank
3.00%, 7/13/20	145,000	EUR	217,116

Germany - 9.6%
KFW
4.13%, 7/04/17	110,000	EUR	168,849
5.50%, 1/22/18, Series 213	45,000	EUR	73,284
Landwirtschaftliche Rentenbank
3.75%, 2/11/16	135,000	EUR	198,045

Total Germany			440,178

Luxembourg - 8.0%
European Investment Bank
2.88%, 7/15/16	105,000	EUR	152,461
International Bank for Reconstruction & Development
3.88%, 5/20/19	137,000	EUR	215,067

Total Luxembourg			367,528

TOTAL SUPRANATIONAL BONDS (Cost: $1,186,408)			1,237,983

TOTAL INVESTMENTS IN SECURITIES - 97.1% (Cost: $4,231,774)(a)			4,470,693
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 2.9%			131,641

NET ASSETS - 100.0%			$4,602,334

Principal amount is reported in U.S. dollars, except for those denoted in the following currency:

EUR	-	Euro

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global Corporate Bond Fund (GLCB)

November 30, 2013

Investments	Principal Amount		Value
U.S. GOVERNMENT OBLIGATIONS - 2.0%

Treasury Note - 2.0%
U.S. Treasury Note
1.38%, 7/31/18	$140,000		$140,826
1.25%, 10/31/18(a)	160,000		159,343

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $298,416)			300,169

CORPORATE BONDS - 48.7%

United States - 48.7%
AbbVie, Inc.
1.75%, 11/06/17	120,000		121,036
American International Group, Inc.
5.85%, 1/16/18	220,000		254,463
AT&T, Inc.
5.50%, 2/01/18	180,000		204,763
Bank of America Corp.
3.30%, 1/11/23	500,000		474,020
Calpine Corp.
7.88%, 1/15/23(b)	100,000		110,000
Caterpillar, Inc.
3.90%, 5/27/21	360,000		378,459
CCO Holdings LLC
6.63%, 1/31/22	60,000		62,700
Citigroup, Inc.
4.50%, 1/14/22	420,000		444,676
Comcast Corp.
3.13%, 7/15/22	220,000		212,855
Daimler Chrysler Group LLC
8.25%, 6/15/21	400,000		457,000
Denbury Resources, Inc.
8.25%, 2/15/20	100,000		110,875
DPL, Inc.
7.25%, 10/15/21	60,000		61,500
Foresight Energy LLC
7.88%, 8/15/21(b)	80,000		82,800
Freeport-McMoRan Copper & Gold, Inc.
2.15%, 3/01/17	380,000		381,272
General Electric Capital Corp.
6.88%, 1/10/39	280,000		355,670
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22	380,000		429,567
Joseph T. Ryerson & Son, Inc.
9.00%, 10/15/17	200,000		210,750
Kraft Foods Group, Inc.
5.00%, 6/04/42	100,000		98,108
Kratos Defense & Security Solutions, Inc.
10.00%, 6/01/17	160,000		174,000
Pacific Gas & Electric Co.
6.05%, 3/01/34	240,000		272,259
Packaging Corp. of America
4.50%, 11/01/23	80,000		81,026
PepsiCo, Inc.
5.00%, 6/01/18	120,000		136,318
Reynolds Group Issuer, Inc.
9.00%, 4/15/19	200,000		215,000
Samson Investment Co.
10.50%, 2/15/20(b)	100,000		108,625
Sprint Nextel Corp.
7.00%, 8/15/20	60,000		64,800
Taylor Morrison Communities, Inc.
7.75%, 4/15/20(b)	172,000		189,200
Tenet Healthcare Corp.
8.00%, 8/01/20	100,000		109,250
Time Warner Cable, Inc.
5.85%, 5/01/17	200,000		220,636
United Technologies Corp.
3.10%, 6/01/22	360,000		354,288
Verizon Communications, Inc.
5.50%, 2/15/18	240,000		273,417
6.55%, 9/15/43	80,000		91,364
Wells Fargo & Co.
2.10%, 5/08/17	420,000		432,622
Zayo Group LLC
8.13%, 1/01/20	60,000		66,450

TOTAL CORPORATE BONDS (Cost: $7,310,826)			7,239,769

FOREIGN CORPORATE BONDS - 44.8%

Australia - 3.2%
BHP Billiton Finance USA Ltd.
1.63%, 2/24/17	220,000		222,650
FMG Resources August 2006 Pty Ltd.
6.00%, 4/01/17(b)	240,000		255,600

Total Australia			478,250

Belgium - 2.2%
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 1/15/20	280,000		322,525

Brazil - 2.8%
Petrobras International Finance Co.
5.38%, 1/27/21	200,000		200,394
Vale Overseas Ltd.
4.38%, 1/11/22	220,000		212,192

Total Brazil			412,586

Canada - 1.5%
Royal Bank of Canada
1.50%, 1/16/18	100,000		99,159
Xstrata Finance Canada Ltd.
3.60%, 1/15/17(b)	120,000		125,536

Total Canada			224,695

Colombia - 1.0%
Ecopetrol S.A.
7.63%, 7/23/19	120,000		141,900

France - 3.1%
Electricite de France S.A.
4.63%, 9/11/24	100,000	EUR	160,229
Pernod-Ricard S.A.
4.45%, 1/15/22	300,000		307,885

Total France			468,114

Germany - 3.1%
E.ON International Finance B.V.
5.50%, 10/02/17	100,000	EUR	158,141
Volkswagen Leasing GmbH
3.25%, 5/10/18	200,000	EUR	296,110

Total Germany			454,251

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Corporate Bond Fund (GLCB)

November 30, 2013

Investments	Principal Amount		Value
Hong Kong - 3.0%
Hutchison Whampoa International 12 II Ltd.
2.00%, 11/08/17(b)	$440,000		$440,480

Italy - 3.2%
Intesa Sanpaolo SpA
3.88%, 1/16/18	260,000		265,837
Wind Acquisition Finance S.A.
11.75%, 7/15/17(b)	200,000		212,750

Total Italy			478,587

Luxembourg - 0.4%
Intelsat Jackson Holdings S.A.
7.25%, 10/15/20	60,000		65,850

Mexico - 1.5%
Petroleos Mexicanos
5.50%, 1/21/21	200,000		216,000

Netherlands - 2.7%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.75%, 1/15/18	260,000	EUR	403,740

Russia - 4.4%
Gazprom OAO Via Gaz Capital S.A.
4.95%, 5/23/16	400,000		425,250
TNK-BP Finance S.A.
7.25%, 2/02/20	200,000		225,750

Total Russia			651,000

Spain - 3.0%
Nara Cable Funding Ltd.
8.88%, 12/01/18(b)	420,000		452,550

United Kingdom - 9.7%
BP Capital Markets PLC
1.38%, 11/06/17	300,000		299,232
HSBC Bank PLC
3.88%, 10/24/18	320,000	EUR	485,794
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	420,000		429,454
Tesco PLC
6.13%, 2/24/22	120,000	GBP	228,381

Total United Kingdom			1,442,861

TOTAL FOREIGN CORPORATE BONDS (Cost: $6,636,959)			6,653,389

	Shares
PREFERRED STOCK - 2.5%

United States - 2.5%
GMAC Capital Trust I 8.13%, 2/15/40(c) (Cost: $366,987)	13,880		372,539

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%

United States - 1.1%
Dreyfus Institutional Preferred Money Market Fund, 0.06%(d) (Cost: $162,800)(e)	162,800		162,800

TOTAL INVESTMENTS IN SECURITIES - 99.1% (Cost: $14,775,988)			14,728,666
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.9%			131,675

NET ASSETS - 100.0%			$14,860,341

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

EUR	-	Euro
GBP	-	British pound

(a)	Security, or portion thereof, was on loan at November 30, 2013.
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown reflects the current rate on securities with variable or step rates.
(d)	Rate shown represents annualized 7-day yield as of November 30, 2013.
(e)	At November 30, 2013, the total market value of the Fund’s securities on loan was $159,547 and the total market value of the collateral held by the Fund was $162,800.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global Real Return Fund (RRF) (consolidated)

November 30, 2013

Investments	Principal Amount		Value
U.S. GOVERNMENT OBLIGATIONS - 35.9%

Treasury Bills - 8.9%
U.S. Treasury Bill
0.02%, 12/12/13*	$410,000		$409,977

Treasury Bond - 7.5%
U.S. Treasury Inflation Indexed Bond
2.38%, 1/15/25	180,000		262,636
0.63%, 2/15/43	100,000		80,507

Total Treasury Bonds			343,143

Treasury Notes - 19.5%
U.S. Treasury Inflation Indexed Notes
2.13%, 1/15/19	120,000		148,319
1.38%, 1/15/20	230,000		272,078
1.13%, 1/15/21	240,000		275,014
0.38%, 7/15/23	200,000		197,685

Total Treasury Notes			893,096

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $1,623,285)			1,646,216

FOREIGN GOVERNMENT OBLIGATIONS - 35.1%

Australia - 3.7%
Australian Index Linked Bond
4.00%, 8/20/20, Series 20CI	102,000	AUD	168,564

Canada - 4.0%
Canadian Government Real Return Index Linked Bond
4.25%, 12/01/26, Series VS05	77,210	CAD	104,025
3.00%, 12/01/36	59,854	CAD	78,706

Total Canada			182,731

France - 4.6%
France Government Index Linked Bond
1.60%, 7/25/15, Series OATe	55,000	EUR	93,143
2.10%, 7/25/23, Series OATi	70,000	EUR	120,267

Total France			213,410

Mexico - 5.1%
Mexican Udibonos
4.00%, 6/13/19	1,307,050	MXN	112,712
4.50%, 12/04/25	1,256,779	MXN	119,988

Total Mexico			232,700

South Africa - 4.3%
Republic of South Africa Index Linked Bond
2.50%, 1/31/17, Series R211	897,559	ZAR	94,667
5.50%, 12/07/23, Series R197	772,080	ZAR	102,454

Total South Africa			197,121

Sweden - 4.4%
Swedish Government Index Linked Bond
4.00%, 12/01/20, Series 3102	840,000	SEK	204,205

Turkey - 3.9%
Turkey Government Index Linked Bond
4.50%, 2/11/15	137,952	TRY	70,464
4.00%, 4/01/20	204,647	TRY	109,224

Total Turkey			179,688

United Kingdom - 5.1%
U.K. Treasury Index Linked Gilt
1.25%, 11/22/27	50,000	GBP	126,319
1.25%, 11/22/32	45,000	GBP	106,027

Total United Kingdom			232,346

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $1,708,324)			1,610,765

FOREIGN CORPORATE BONDS - 9.2%

Australia - 2.4%
FMG Resources August 2006 Pty Ltd.
6.88%, 4/01/22(a)(b)	$100,000		108,500

Brazil - 2.1%
Vale Overseas Ltd.
4.38%, 1/11/22	100,000		96,451

Colombia - 2.3%
Ecopetrol S.A.
5.88%, 9/18/23	100,000		106,000

Mexico - 2.4%
America Movil SAB de CV
5.00%, 3/30/20	100,000		109,286

TOTAL FOREIGN CORPORATE BONDS (Cost: $410,327)			420,237

CORPORATE BONDS - 7.0%

United States - 7.0%
Samson Investment Co.
10.50%, 2/15/20(a)	100,000		108,625
Sprint Corp.
7.88%, 9/15/23(a)	100,000		109,750
Tenet Healthcare Corp.
6.00%, 10/01/20(a)	100,000		104,687

TOTAL CORPORATE BONDS (Cost: $313,497)			323,062

	Shares
EXCHANGE-TRADED FUNDS - 9.6%

United States - 9.6%
WisdomTree Emerging Markets Equity Income Fund(c)	1,000		51,770
WisdomTree Equity Income Fund(c)	4,200		229,866
WisdomTree Global Natural Resources Fund(c)	7,500		158,737

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Real Return Fund (RRF) (consolidated)

November 30, 2013

Investments	Shares	Value
TOTAL EXCHANGE-TRADED FUNDS (Cost: $436,224)		440,373

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%

United States - 1.3%
Dreyfus Institutional Preferred Money Market Fund, 0.06%(d) (Cost: $60,480)(e)	60,480	60,480

TOTAL INVESTMENTS IN SECURITIES - 98.1% (Cost: $4,552,137)(f)		4,501,133
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 1.9%		87,494

NET ASSETS - 100.0%		$4,588,627

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	Euro
GBP	-	British pound
MXN	-	Mexican peso
SEK	-	Swedish krona
TRY	-	Turkish new lira
ZAR	-	South African rand

*	Interest rate shown reflects the discount rate at time of purchase.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at November 30, 2013 (See Note 2).
(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of November 30, 2013.
(e)	At November 30, 2013, the total market value of the Fund’s securities on loan was $58,918 and the total market value of the collateral held by the Fund was $60,480.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Managed Futures Strategy Fund (WDTI) (consolidated)

November 30, 2013

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 86.0%

Treasury Bills - 86.0%
U.S. Treasury Bills
0.01%, 12/05/13*(a)	$2,190,000	$2,189,994
0.02%, 12/12/13*(a)	85,000	84,995
0.01%, 1/09/14*	120,800,000	120,795,875
0.06%, 3/13/14*(a)	220,000	219,958
0.07%, 3/27/14*(a)	185,000	184,953

TOTAL INVESTMENTS IN SECURITIES - 86.0% (Cost: $123,478,550)(b)		123,475,775
Cash and Other Assets in Excess of Liabilities - 14.0%		20,108,410

NET ASSETS - 100.0%		$143,584,185

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	All or a portion of this security is held by the broker as collateral for open futures contracts.
(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of November 30, 2013, the Trust offered 55 investment funds (each a “Fund”, collectively the “Funds”). These notes relate only to Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Brazilian Real Fund (“Brazilian Real Fund”)	May 14, 2008
WisdomTree Chinese Yuan Fund (“Chinese Yuan Fund”)	May 14, 2008
WisdomTree Commodity Currency Fund (“Commodity Currency Fund”)	September 24, 2010
WisdomTree Emerging Currency Fund (“Emerging Currency Fund”)	May 6, 2009
WisdomTree Indian Rupee Fund (“Indian Rupee Fund”)	May 14, 2008
WisdomTree Asia Local Debt Fund (“Asia Local Debt Fund”)	March 17, 2011
WisdomTree Australia & New Zealand Debt Fund (“Australia & New Zealand Debt Fund”)	June 25, 2008
WisdomTree Emerging Markets Corporate Bond Fund (“Emerging Markets Corporate Bond Fund”)	March 8, 2012
WisdomTree Emerging Markets Local Debt Fund (“Emerging Markets Local Debt Fund”)	August 9, 2010
WisdomTree Euro Debt Fund (“Euro Debt Fund”)	May 14, 2008
WisdomTree Global Corporate Bond Fund (“Global Corporate Bond Fund”)	January 31, 2013
WisdomTree Global Real Return Fund (“Global Real Return Fund”) (consolidated)	July 14, 2011
WisdomTree Managed Futures Strategy Fund (“Managed Futures Strategy Fund”) (consolidated)	January 5, 2011

Consolidation of Subsidiaries

The schedule of investments of the Managed Futures Strategy Fund and Global Real Return Fund (each an “Alternative Fund”) includes the investments of a wholly-owned and controlled Cayman Islands subsidiary (a “Subsidiary”). For each Alternative Fund, the accompanying schedule of investments reflects the investments on a consolidated basis with its respective Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. Each Alternative Fund seeks to gain exposure to commodity markets, in whole or in part, through investments in its Subsidiary. Each Alternative Fund’s investment in its Subsidiary may not exceed 25% of the Alternative Fund’s total assets at the end of each fiscal quarter.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Guarantees - In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote. Therefore, no liabilities have been recorded in connection with these indemnifications.

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees. Fixed income securities generally are valued at current market quotations or mean prices

Notes to Schedule of Investments (unaudited) (continued)

obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Forward foreign currency contracts generally are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time for Europe and the Americas and Tullett Prebon closing spot and forward rates as of 2:00 p.m. Singapore time for Asia. Futures contracts generally are valued at the settlement price on the primary exchange on which they trade. Swap contracts are generally marked to market daily based upon values from independent pricing service providers or quotations from broker-dealers to the extent available. Short-term debt securities with remaining maturities of 60 days or less generally are valued on the basis of amortized cost which approximates fair value. Each Fund may invest in money market funds which are valued at such money market fund’s NAV per share.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments and derivatives will be valued in accordance with the Fund’s pricing policy and procedures approved by the Board of Trustees. In addition, securities may be valued using fair value pricing and may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

Notes to Schedule of Investments (unaudited) (continued)

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Over-the-counter financial derivative contracts, such as forward foreign currency contracts or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by an independent pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives contracts that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust, has established a fair valuation committee (the “Valuation Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Determination of this value may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Valuation Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Valuation Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Valuation Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the fair valuations according to the inputs used as of November 30, 2013 in valuing each Fund’s assets:

Brazilian Real Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$372,389,638	$—
Repurchase Agreement	—	168,115,908	—

Total	—	540,505,546	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	4,637,056	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(34,824,636)	—

Total - Net	$—	$510,317,966	$—

Chinese Yuan Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$117,055,754	$—
Time Deposits	—	39,902,965	—
Repurchase Agreement	—	62,649,358	—

Total	—	219,608,077	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,497,649	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(165,800)	—

Total - Net	$—	$220,939,926	$—

Commodity Currency Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$11,449,844	$—
Repurchase Agreement	—	4,501,050	—

Total	—	15,950,894	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	277,909	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(286,259)	—

Total - Net	$—	$15,942,544	$—

Emerging Currency Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$137,283,658	$—
Repurchase Agreement	—	48,752,452	—

Total	—	186,036,110	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	348,748	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(5,183,120)	—

Total - Net	$—	$181,201,738	$—

Indian Rupee Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$22,722,695	$—
Repurchase Agreement	—	6,366,156	—

Total	—	29,088,851	—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(264,026)	—

Total - Net	$—	$28,824,825	$—

Notes to Schedule of Investments (unaudited) (continued)

Asia Local Debt Fund	Level 1	Level 2	Level 3
Foreign Government Agencies	$—	$41,061,826	$—
Foreign Government Obligations	—	344,443,617	—
Supranational Bonds	—	66,586,214	—
Repurchase Agreement	—	48,589,947	—
Investment of Cash Collateral for Securities Loaned	—	947,500	—

Total	—	501,629,104	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	597,937	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(180,518)	—

Total - Net	$—	$502,046,523	$—

Australia & New Zealand Debt Fund	Level 1	Level 2	Level 3
Foreign Government Agencies	$—	$15,960,149	$—
Foreign Government Obligations	—	13,818,055	—
Supranational Bonds	—	11,431,373	—

Total	$—	$41,209,577	$—

Emerging Markets Corporate Bond Fund	Level 1	Level 2	Level 3
Foreign Corporate Bonds	$—	$105,876,758	$—
Foreign Government Agencies	—	3,641,836	—
Investment of Cash Collateral for Securities Loaned	—	17,760,235	—

Total	$—	$127,278,829	$—

Emerging Markets Local Debt Fund	Level 1	Level 2	Level 3
Foreign Government Obligations	$—	$1,076,827,361	$—
Supranational Bonds	—	90,258,790	—
Repurchase Agreement	—	19,002,715	—
Investment of Cash Collateral for Securities Loaned	—	15,192,804	—

Total	—	1,201,281,670	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,769,697	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,117,703)	—

Total - Net	$—	$1,201,933,664	$—

Euro Debt Fund	Level 1	Level 2	Level 3
Foreign Government Agencies	$—	$220,594	$—
Foreign Government Obligations	—	3,012,116	—
Supranational Bonds	—	1,237,983	—

Total	$—	$4,470,693	$—

Global Corporate Bond Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$300,169	$—
Corporate Bonds	—	7,239,769	—
Foreign Corporate Bonds	—	6,653,389	—
Preferred Stock	372,539	—	—
Investment of Cash Collateral for Securities Loaned	—	162,800	—

Total	372,539	14,356,127	—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(20,685)	—

Total - Net	$372,539	$14,335,442	$—

Notes to Schedule of Investments (unaudited) (continued)

Global Real Return Fund (consolidated)	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$1,646,216	$—
Foreign Government Obligations	—	1,610,765	—
Foreign Corporate Bonds	—	420,237	—
Corporate Bonds	—	323,062	—
Exchange-Traded Funds	440,373	—	—
Investment of Cash Collateral for Securities Loaned	—	60,480	—

Total	440,373	4,060,760	—

Unrealized Depreciation on Futures Contracts	(3,963)	—	—

Total - Net	$436,410	$4,060,760	$—

Managed Futures Strategy Fund (consolidated)	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$123,475,775	$—

Total	—	123,475,775	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	878,965	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(35,473)	—
Unrealized Depreciation on Swap Contracts	—	(696,346)	—
Unrealized Appreciation on Futures Contracts	201,998	—	—
Unrealized Depreciation on Futures Contracts	(320,218)	—	—

Total - Net	$(118,220)	$123,622,921	$—

No transfers between Level 1 and Level 2 fair value measurements occurred for the period ended November 30, 2013.

There were no Level 3 securities at or during the period ended November 30, 2013.

Notes to Schedule of Investments (unaudited) (continued)

Derivatives and Hedging Disclosure - Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically forward foreign currency contracts, swaps contracts and futures contracts during the period ended November 30, 2013 which are detailed in the tables herein. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security or where the counterparty to a derivative contract might default on its obligations. The Funds’ derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV or net assets over a specified time period. If an event occurred at November 30, 2013 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund. At November 30, 2013 or for the period ended November 30, 2013, no event occurred that triggered a credit-risk-related contingent feature.

As of November 30, 2013 the following Funds posted U.S. government securities and/or cash as collateral for derivatives agreements as follows:

Fund	Value of Collateral Posted
Brazilian Real Fund	$10,240,000
Emerging Currency Fund	5,000,000
Indian Rupee Fund	200,000
Global Real Return Fund (consolidated)	17,003
Managed Futures Strategy Fund (consolidated)	5,899,900

During the three months ended November 30, 2013, the volume of derivative activity was as follows:

	Average Notional			Average Market Value
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)	Swap contracts	Futures contracts (long)	Futures contracts (short)
Brazilian Real Fund
Foreign exchange contracts	$445,588,614	$150,615,785	—	—	—
Chinese Yuan Fund
Foreign exchange contracts	230,875,894	50,753,262	—	—	—
Commodity Currency Fund
Foreign exchange contracts	21,056,373	5,113,360	—	—	—
Emerging Currency Fund
Foreign exchange contracts	259,935,500	64,650,340	—	—	—
Indian Rupee Fund
Foreign exchange contracts	42,452,430	9,411,206	—	—	—
Asia Local Debt Fund
Foreign exchange contracts	72,084,695	3,349,111	—	—	—
Australia & New Zealand Debt Fund
Foreign exchange contracts	—	5,565	—	—	—
Emerging Markets Local Debt Fund
Foreign exchange contracts	103,279,856	44,715,772	—	—	—
Euro Debt Fund
Foreign exchange contracts	—	6,770	—	—	—
Global Corporate Bond Fund
Foreign exchange contracts	—	1,727,917	—	—	—
Global Real Return Fund (consolidated)
Interest rate contracts	—	—	$55,000	—	—
Commodity contracts	—	—	314,504	$315,393	—
Foreign exchange contracts	713	—	—	—	—
Managed Futures Strategy Fund (consolidated)
Commodity contracts	—	—	41,310,575	13,418,291	$11,474,191
Foreign exchange contracts	10,778,351	29,864,059	—	33,196,991	2,752,073
Interest rate contracts	—	—	—	12,234,895	11,215,336

Investment Transactions and Investment Income - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Interest income including amortization of premiums and discounts is accrued daily.

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM.

Repurchase Agreements - Each Fund’s custodian or a third party custodian under tri-party repurchase agreements may take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued on a daily basis at fair value to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Forward Foreign Currency Contracts - A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Notes to Schedule of Investments (unaudited) (continued)

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on forward contracts include net gains or losses recognized by the Funds on contracts which have matured. Each Fund may enter into Forward Contracts to manage its foreign currency exposure or to facilitate settlement of foreign currency denominated portfolio transactions. A Fund may invest in both Forward Contracts and U.S. dollar denominated money market securities in an attempt to create a “synthetic” investment in a foreign currency denominated instrument.

The following Forward Contracts were open at November 30, 2013:

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Brazilian Real Fund
	12/3/2013	USD	5,653,351	BRL	12,748,872	$(189,354)
	12/3/2013	USD	5,652,098	BRL	12,748,872	(188,100)
	12/3/2013	USD	249,550,311	BRL	551,622,976	(13,132,020)
	1/3/2014	USD	97,133,003	BRL	215,159,316	(5,593,377)
	1/3/2014	USD	96,802,855	BRL	214,515,127	(5,537,299)
	1/3/2014	USD	96,715,130	BRL	214,515,126	(5,449,574)
	12/3/2013	USD	3,590,925	BRL	8,163,969	(91,957)
	12/3/2013	USD	3,496,817	BRL	8,162,445	1,499
	2/4/2014	USD	85,035,153	BRL	197,706,731	(1,574,798)
	2/4/2014	USD	84,980,328	BRL	197,706,732	(1,519,972)
	2/4/2014	USD	85,250,181	BRL	198,300,445	(1,539,194)
	12/3/2013	BRL	474,926	USD	208,896	5,349
	12/3/2013	BRL	8,161,624	USD	3,488,989	(8,975)
	12/3/2013	BRL	87,654	USD	37,551	(16)
	12/3/2013	BRL	194,712,735	USD	85,008,834	1,557,539
	12/3/2013	BRL	194,712,737	USD	84,953,201	1,501,905
	12/3/2013	BRL	195,297,458	USD	85,226,907	1,525,007
	1/3/2014	BRL	8,221,113	USD	3,543,434	45,757

						$(30,187,580)

Chinese Yuan Fund
	1/13/2014	USD	35,164,397	CNH	218,641,674	$711,428
	1/13/2014	USD	25,828,967	CNH	158,610,519	196,645
	1/13/2014	USD	25,834,436	CNH	158,610,519	191,176
	1/13/2014	USD	2,627,883	CNH	16,040,596	4,139
	12/6/2013	USD	10,293,859	CNY	63,888,838	124,215
	1/15/2014	USD	25,846,622	CNY	159,098,879	116,267
	1/15/2014	USD	25,844,522	CNY	159,098,879	118,366
	12/6/2013	CNY	16,288,153	USD	2,655,388	650
	5/7/2014	USD	37,554,796	CNY	230,586,445	30,776
	6/6/2014	USD	12,685,607	CNY	77,864,254	3,764
	1/13/2014	CNH	16,090,136	USD	2,592,256	(47,894)
	1/13/2014	CNH	32,312,282	USD	5,221,765	(80,197)
	1/13/2014	CNH	16,080,454	USD	2,606,021	(32,541)
	12/6/2013	CNY	2,400,000	USD	391,581	223
	12/6/2013	CNY	77,776,991	USD	12,677,586	(5,168)

						$1,331,849

Commodity Currency Fund
	12/3/2013	USD	1,982,786	AUD	2,204,835	$32,103
	3/6/2014	USD	2,004,831	AUD	2,220,484	12,177
	12/3/2013	USD	2,221,534	BRL	4,882,821	(128,822)
	1/3/2014	USD	2,001,516	BRL	4,664,833	(16,861)
	12/3/2013	USD	1,963,491	CAD	2,069,196	(9,023)
	3/6/2014	USD	2,011,167	CAD	2,133,848	(272)
	12/3/2013	USD	1,994,299	CLP	1,033,445,654	(48,880)
	3/6/2014	USD	1,998,354	CLP	1,061,225,816	(19,518)
	12/3/2013	USD	1,983,772	NOK	12,020,964	(18,261)
	3/6/2014	USD	2,016,519	NOK	12,329,298	(7,614)
	12/3/2013	USD	1,974,310	NZD	2,526,535	88,353
	3/6/2014	USD	2,015,764	NZD	2,494,973	7,881
	12/3/2013	USD	1,978,585	RUB	66,346,888	27,056
	3/6/2014	USD	1,999,884	RUB	67,465,100	7,468
	12/3/2013	NZD	2,526,535	USD	2,054,705	(7,958)
	12/3/2013	CLP	1,033,445,654	USD	1,966,969	21,550
	12/3/2013	ZAR	20,519,963	USD	2,009,299	(9,081)
	12/3/2013	CAD	2,069,196	USD	1,954,746	277
	12/3/2013	RUB	66,346,888	USD	1,997,798	(7,842)
	12/3/2013	NOK	12,020,964	USD	1,972,962	7,452
	12/3/2013	AUD	2,204,835	USD	2,002,762	(12,127)
	12/3/2013	BRL	4,882,821	USD	2,110,121	17,409
	12/3/2013	USD	1,971,500	ZAR	20,519,963	46,880
	3/6/2014	USD	1,996,363	ZAR	20,678,926	9,303

						$(8,350)

Notes to Schedule of Investments (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Emerging Currency Fund
	12/3/2013	USD	13,096,116	BRL	28,770,202	$(765,589)
	1/3/2014	USD	12,297,892	BRL	28,382,304	(222,628)
	2/4/2014	USD	13,007,361	CLP	6,703,994,098	(466,615)
	2/6/2014	USD	13,068,580	CNH	79,714,416	536
	2/4/2014	USD	13,094,558	COP	24,853,471,625	(299,171)
	2/4/2014	USD	13,057,055	IDR	144,215,170,564	(1,152,958)
	2/4/2014	USD	13,071,159	INR	824,398,000	(77,744)
	2/4/2014	USD	13,070,684	KRW	13,964,065,046	66,234
	2/4/2014	USD	13,070,641	MXN	169,503,346	(195,389)
	2/4/2014	USD	13,054,566	MYR	41,206,737	(311,265)
	2/4/2014	USD	13,039,581	PHP	559,072,042	(228,581)
	2/4/2014	USD	13,047,594	PLN	39,872,404	(177,703)
	2/4/2014	USD	13,024,548	RUB	424,111,846	(342,915)
	2/4/2014	USD	13,069,584	THB	408,032,409	(476,891)
	2/4/2014	USD	13,029,365	TRY	26,337,559	(138,459)
	2/4/2014	COP	261,624,845	USD	137,264	2,571
	2/4/2014	THB	4,300,695	USD	137,622	4,894
	2/4/2014	PHP	5,889,419	USD	136,995	2,040
	2/4/2014	IDR	1,524,385,189	USD	135,441	9,612
	2/6/2014	CNH	839,393	USD	137,481	(136)
	2/4/2014	RUB	4,464,572	USD	136,972	3,474
	2/4/2014	MYR	433,856	USD	136,691	2,519
	2/4/2014	CLP	70,610,133	USD	135,815	3,729
	2/4/2014	TRY	277,276	USD	136,904	1,191
	2/4/2014	PLN	419,805	USD	135,681	177
	2/4/2014	KRW	147,069,525	USD	137,783	(575)
	2/4/2014	MXN	1,784,724	USD	136,294	729
	2/4/2014	ZAR	1,372,936	USD	135,305	1,550
	2/4/2014	INR	8,669,177	USD	138,000	1,365
	12/3/2013	BRL	302,555	USD	135,136	5,465
	2/4/2014	COP	261,148,587	USD	135,272	824
	2/4/2014	THB	4,325,935	USD	136,724	3,217
	2/4/2014	PHP	5,933,384	USD	136,557	595
	2/4/2014	IDR	1,535,239,516	USD	133,152	6,427
	2/6/2014	CNH	841,667	USD	138,352	362
	2/4/2014	RUB	4,447,448	USD	134,159	1,173
	2/4/2014	MYR	434,924	USD	135,871	1,370
	2/4/2014	CLP	70,844,788	USD	134,955	2,430
	2/4/2014	TRY	275,990	USD	135,410	327
	2/4/2014	PLN	419,692	USD	135,220	(246)
	2/4/2014	KRW	146,602,106	USD	138,043	125
	2/4/2014	MXN	1,775,643	USD	137,046	2,170
	2/4/2014	ZAR	1,352,829	USD	131,470	(326)
	2/4/2014	INR	8,713,811	USD	136,923	(416)
	12/3/2013	BRL	301,616	USD	132,973	3,704
	12/3/2013	BRL	28,166,031	USD	12,291,526	219,938
	2/4/2014	USD	13,033,066	ZAR	130,437,528	(325,513)

						$(4,834,372)

Indian Rupee Fund
	2/4/2014	USD	10,778,426	INR	678,609,702	$(82,794)
	2/4/2014	USD	10,443,168	INR	658,650,632	(62,113)
	2/4/2014	USD	10,443,168	INR	658,650,612	(62,113)
	2/4/2014	INR	137,747	USD	2,108	(63)
	2/4/2014	INR	124,729,564	USD	1,908,931	(56,943)

						$(264,026)

Asia Local Debt Fund
	12/18/2013	USD	3,398,019	CNH	20,855,000	$26,617
	12/18/2013	USD	975,559	IDR	11,336,000,000	(22,939)
	12/18/2013	USD	2,928,354	INR	192,100,000	140,041
	12/18/2013	USD	6,369,427	INR	400,000,000	19,734
	12/18/2013	USD	33,898,826	SGD	42,981,000	343,662
	12/18/2013	USD	1,142,971	SGD	1,435,000	278
	12/18/2013	USD	581,558	SGD	720,000	(7,942)
	12/18/2013	USD	584,192	SGD	725,000	(6,593)
	12/18/2013	USD	26,619,756	TWD	784,031,662	(126,379)
	12/18/2013	USD	571,211	TWD	16,845,000	(1,998)
	12/18/2013	USD	568,166	TWD	16,720,000	(3,177)
	12/18/2013	USD	290,586	TWD	8,495,000	(3,530)
	12/18/2013	USD	278,375	TWD	8,155,000	(2,808)
	12/18/2013	IDR	11,336,000,000	USD	1,004,965	52,344
	12/18/2013	INR	473,680,000	USD	7,581,306	15,261
	12/18/2013	INR	118,420,000	USD	1,886,360	(5,152)

						$417,419

Notes to Schedule of Investments (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Emerging Markets Local Debt Fund
	12/18/2013	USD	5,086,901	IDR	60,000,000,000	$(44,801)
	12/18/2013	USD	5,172,414	IDR	60,000,000,000	(130,314)
	12/18/2013	USD	5,274,725	IDR	60,000,000,000	(232,625)
	12/18/2013	USD	4,563,065	IDR	53,000,000,000	(109,210)
	12/18/2013	USD	5,163,511	IDR	60,000,000,000	(121,411)
	12/18/2013	USD	25,299,372	KRW	27,587,700,000	732,520
	12/18/2013	USD	26,246,719	PLN	80,000,000	(347,715)
	12/18/2013	USD	27,194,358	THB	878,921,642	77,293
	12/18/2013	IDR	60,000,000,000	USD	5,020,921	(21,180)
	12/18/2013	IDR	50,000,000,000	USD	4,182,350	(19,400)
	12/18/2013	IDR	50,000,000,000	USD	4,180,602	(21,148)
	12/18/2013	IDR	60,000,000,000	USD	5,012,531	(29,569)
	12/18/2013	IDR	13,000,000,000	USD	1,088,879	(3,576)
	12/18/2013	IDR	60,000,000,000	USD	5,012,531	(29,569)
	12/18/2013	THB	9,970,000	USD	317,516	8,161
	12/18/2013	THB	12,365,000	USD	393,164	9,496
	12/18/2013	KRW	425,000,000	USD	393,847	(7,185)
	12/18/2013	THB	856,586,642	USD	27,520,856	942,227

						$651,994

Global Corporate Bond Fund
	2/18/2014	GBP	147,568	USD	236,611	$(4,975)
	2/18/2014	EUR	1,123,857	USD	1,514,588	(15,710)

						$(20,685)

Managed Futures Strategy Fund (consolidated)
	12/18/2013	USD	466,126	JPY	45,767,000	$(18,980)
	12/18/2013	USD	9,899,400	JPY	1,014,193,500	9,330
	12/18/2013	USD	9,901,333	JPY	1,014,193,500	7,397
	12/18/2013	JPY	1,699,820,000	USD	17,325,655	718,315
	12/18/2013	JPY	82,267,000	USD	830,175	26,421
	12/18/2013	JPY	292,067,000	USD	2,971,014	117,502
	3/19/2014	JPY	1,014,193,500	USD	9,905,346	(9,097)
	3/19/2014	JPY	53,511,000	USD	522,873	(234)
	3/19/2014	JPY	1,014,193,500	USD	9,907,281	(7,162)

						$843,492

Currency Legend:

AUD - Australian dollar

BRL - Brazilian real

CAD - Canadian dollar

CLP - Chilean peso

CNH - Chinese renminbi

CNY - Chinese yuan

COP - Colombian peso

EUR - Euro

GBP - British pound

IDR - Indonesian rupiah

INR - Indian rupee

JPY - Japanese yen

KRW - South Korean won

MXN - Mexican peso

MYR - Malaysian ringgit

NOK - Norwegian krone

NZD - New Zealand dollar

PHP - Philippine peso

PLN - Polish zloty

RUB - Russian ruble

SGD - Singapore dollar

THB - Thai baht

TRY - Turkish new lira

TWD - New Taiwan dollar

USD - U.S. dollar

ZAR - South African rand

Notes to Schedule of Investments (unaudited) (continued)

Currency, Interest Rate and Total Return Swaps - Each Fund may enter into swap agreements, including interest rate swaps, currency swaps and total return swaps. A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed interest rate payment. A typical foreign cross-currency swap involves the exchange of cash flows based on the notional difference among two or more currencies (e.g., the U.S. dollar and the Brazilian real). A typical total return swap involves the payment of the total return on a reference asset in return for payments equal to a rate of interest on another reference asset. The total return typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Swap agreements may be used to achieve exposure to, for example, currencies, interest rates, indexes and money market securities without actually purchasing such currencies or securities. The Managed Futures Strategy Fund and the Global Real Return Fund may enter into swaps transactions based on commodities or commodity indexes. Each Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of a Fund’s investments and its share price.

Detailed below are the total return swap agreements outstanding as of November 30, 2013:

Fund	Counterparty	Termination Date	Notional Amount (000)	Fund Pays Floating Rate (per annum)	Fund Receives Total Return of Reference Entity	Unrealized Depreciation
Managed Futures Strategy Fund (consolidated)	UBS AG	12/13/13	$34,544	3-Month U.S. Treasury Bill Index + 0.45%	AFT CTI Modified Index	$(696,346)

Abbreviations:

AFT CTI - The Alpha Financial Technologies Commodity Trends Indicator

Futures Contracts - Each Fund may transact in currency futures contracts and U.S. Treasury futures contracts. The Managed Futures Strategy Fund and Global Real Return Fund may transact in commodity, currency and U.S. Treasury futures contracts. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation. Margin deposits are posted as performance bonds with the clearing broker and, in turn, with the exchange clearing corporation.

Each Fund may buy and sell index futures contracts. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price, and the actual level of the index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract.

Notes to Schedule of Investments (unaudited) (continued)

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts payments may be made or received at settlement.

When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund will segregate assets consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If a Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated assets will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities. Additionally, such segregated assets will generally ensure the availability of adequate funds to meet the obligations of a Fund arising from such investment activities.

The following futures contracts were open at November 30, 2013:

Fund		Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Global Real Return Fund (consolidated)	Futures Contracts Long
	Copper Futures	1	$80,763	Dec-13	$(1,988)
	Gasoline Futures	2	226,271	Mar-14	(1,460)
	Platinum Futures	1	68,440	Jan-14	(515)

					$(3,963)

Managed Futures Strategy Fund (consolidated)	Futures Contracts Short
	Australian Dollar Currency Futures	37	(3,344,060)	Mar-14	(431)
	Canadian Dollar Currency Futures	18	(1,689,480)	Mar-14	4,356
	Coffee Futures	27	(1,122,356)	Mar-14	(22,526)
	Copper Futures	45	(3,605,625)	Mar-14	(158)
	Corn Futures	105	(2,228,625)	Mar-14	76,795
	Cotton Futures	18	(714,150)	Mar-14	(1,418)
	Gold 100 Ounce Futures	21	(2,625,840)	Feb-14	(74)
	Silver Futures	12	(1,201,980)	Mar-14	(22)
	Soybean Futures	68	(4,480,350)	Mar-14	(192,077)
	Sugar #11 (World) Futures	37	(710,696)	Mar-14	(139)
	U.S. Long Bond (CBT) Futures	96	(12,552,000)	Mar-14	(6,202)
	Wheat Futures (CBT)	48	(1,605,000)	Mar-14	24,982

					(116,914)

	Futures Contracts Long
	British Pound Currency Futures	83	8,480,525	Mar-14	43,326
	Cocoa Futures	26	724,880	Mar-14	25,903
	Euro Currency Futures	129	21,910,650	Mar-14	22,188
	Lean Hogs Futures	42	1,521,660	Feb-14	(24,331)
	Live Cattle Futures	39	2,094,300	Feb-14	620
	Natural Gas Futures	79	3,115,760	Mar-14	(337)
	Swiss Franc Currency Futures	24	3,311,100	Mar-14	3,828
	U.S. Treasury 10yr Notes Futures	100	12,537,500	Mar-14	(72,503)

					(1,306)

	Net				$(118,220)

Notes to Schedule of Investments (unaudited) (continued)

Securities Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. Government, its agencies, non-U.S. Government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

3. FEDERAL INCOME TAXES

At November 30, 2013, the cost of investments (including securities on loan) for Federal income tax purposes was substantially the same as for book purposes, as indicated below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Brazilian Real Fund	$540,490,545	$15,113	$(112)	$15,001
Chinese Yuan Fund	219,755,929	—	(147,852)	(147,852)
Commodity Currency Fund	15,950,977	—	(83)	(83)
Emerging Currency Fund	186,037,191	—	(1,081)	(1,081)
Indian Rupee Fund	29,088,980	—	(129)	(129)
Asia Local Debt Fund	540,051,875	628,221	(39,050,992)	(38,422,771)
Australia & New Zealand Debt Fund	46,553,763	1,359	(5,345,545)	(5,344,186)
Emerging Markets Corporate Bond Fund	132,043,678	460,335	(5,225,184)	(4,764,849)
Emerging Markets Local Debt Fund	1,360,426,895	3,176,732	(162,321,957)	(159,145,225)
Euro Debt Fund	4,231,774	242,165	(3,246)	238,919
Global Corporate Bond Fund	14,775,988	143,078	(190,400)	(47,322)
Global Real Return Fund (consolidated)	4,552,137	94,134	(145,138)	(51,004)
Managed Futures Strategy Fund (consolidated)	123,478,550	—	(2,775)	(2,775)

4. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are Funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended November 30, 2013 are as follows:

Fund	Value at 8/31/2013	Purchases/ Additions	Sales/ Reductions	Value at 11/30/2013	Dividend Income
Global Real Return Fund
WisdomTree Emerging Markets Equity Income Fund	$—	$52,790	$—	$51,770	$—
WisdomTree Equity Income Fund	—	262,943	41,831	229,866	1,260
WisdomTree Global Natural Resources Fund	—	195,074	32,219	158,737	—

Total	$—	$510,807	$74,050	$440,373	$1,260

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	January 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	January 27, 2014

By (Signature and Title)*	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date	January 27, 2014

* Print the name and title of each signing officer under his or her signature.